(18) PRIVATE PENSION PLAN (Details 2) - Fair Value Of Plan's Assets [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	R$ (5,959,171)	R$ (5,628,892)	R$ (4,674,144)
Business combination			(415,621)
Expected return during the year	(547,959)	(596,396)	(572,474)
Participants' contributions transferred during the year	(3,339)	(3,373)	(2,563)
Sponsors' contributions	(105,938)	(81,822)	(73,389)
Actuarial loss (gain): return on assets	(337,888)	(181,393)	(365,942)
Benefits paid during the year	557,765	532,705	475,241
End balance	(6,396,529)	(5,959,170)	(5,628,892)
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	(3,925,061)	(3,723,563)	(3,355,589)
Business combination			0
Expected return during the year	(359,588)	(392,819)	(404,183)
Participants' contributions transferred during the year	(24)	(37)	(59)
Sponsors' contributions	(65,096)	(50,308)	(48,263)
Actuarial loss (gain): return on assets	(264,569)	(137,870)	(273,282)
Benefits paid during the year	398,907	379,536	357,813
End balance	(4,215,431)	(3,925,061)	(3,723,563)
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	(1,105,738)	(1,062,638)	(951,021)
Business combination			0
Expected return during the year	(102,621)	(113,470)	(115,607)
Participants' contributions transferred during the year	(2,078)	(2,044)	(2,020)
Sponsors' contributions	(25,460)	(17,296)	(13,405)
Actuarial loss (gain): return on assets	(57,432)	5,076	(59,390)
Benefits paid during the year	87,682	84,634	78,805
End balance	(1,205,647)	(1,105,738)	(1,062,638)
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	(94,378)	(89,533)	(80,332)
Business combination			0
Expected return during the year	(8,634)	(9,437)	(9,582)
Participants' contributions transferred during the year	0	0	0
Sponsors' contributions	(1,027)	(753)	(843)
Actuarial loss (gain): return on assets	(4,230)	(3,486)	(7,068)
Benefits paid during the year	9,433	8,831	8,292
End balance	(98,836)	(94,378)	(89,533)
Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	(387,323)	(347,906)	(287,202)
Business combination			0
Expected return during the year	(35,950)	(37,412)	(35,632)
Participants' contributions transferred during the year	(395)	(302)	(319)
Sponsors' contributions	(7,643)	(7,296)	(9,441)
Actuarial loss (gain): return on assets	(7,707)	(19,610)	(38,403)
Benefits paid during the year	25,974	25,203	23,090
End balance	(413,043)	(387,322)	(347,906)
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Opening balance	(446,670)	(405,251)	0
Business combination			(415,621)
Expected return during the year	(41,166)	(43,258)	(7,470)
Participants' contributions transferred during the year	(842)	(990)	(165)
Sponsors' contributions	(6,712)	(6,169)	(1,437)
Actuarial loss (gain): return on assets	(3,950)	(25,503)	12,201
Benefits paid during the year	35,769	34,501	7,241
End balance	R$ (463,571)	R$ (446,670)	R$ (405,251)